Bonds, notes and other obligations	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Bonds, notes and other obligations
13.
Bonds, notes and other obligations
(a)
This caption is comprised of the following:

Issuance	Issuer	Annual interest rate	Interest payment	Maturity	Amount issued	2025	2024
					(000)	S/(000)	S/(000)
Local issuances
Subordinated bonds – third program (b)
Fourth - single series	Interseguro	7.09375%	Semi-annually	2034	US$34,780	116,965	130,912
Third - single series	Interseguro	4.84375%	Semi-annually	2030	US$25,000	—	94,100
						116,965	225,012
Corporate bonds – fourth program (b)
First (A series)	Interseguro	6.75%	Semi-annually	2034	US$28,706	96,538	108,049
First (B series)	Interseguro	6.50%	Semi-annually	2035	US$18,217	61,264	—
First (C series)	Interseguro	6.1875%	Semi-annually	2035	US$19,386	65,195	—
						222,997	108,049

Negotiable certificates of deposit – second program
First (D series)	Interbank	4.56250%	Annual	2026	S/106,650	104,107	—
First (E series)	Interbank	4.46875%	Annual	2026	S/101,250	98,127	—
First (A series)	Interbank	5.21875%	Annual	2025	S/112,964	—	110,010
First (B Series)	Interbank	4.9375%	Annual	2025	S/138,435	—	133,852
First (C Series)	Interbank	4.59375%	Annual	2025	S/102,000	—	97,643
						202,234	341,505

Corporate bonds – second program
Fifth (A series)	Interbank	3.41% + VAC	Semi-annually	2029	S/150,000	150,000	150,000

Total local issuances						692,196	824,566
International issuances
Corporate bonds	Interbank	5.000%	Semi-annually	2026	S/312,000	311,910	311,788
Corporate bonds (c)	Interbank	3.250%	Semi-annually	2026	US$400,000	1,343,800	1,501,894
Senior bonds (d)	IFS	4.125%	Semi-annually	2027	US$300,000	950,200	1,062,514
Subordinated bonds (e)	Interbank	7.625%	Semi-annually	2034	US$300,000	1,004,174	1,122,122
Subordinated bonds (f)	Interbank	6.397%	Semi-annually	2035	US$350,000	1,172,008	—
Subordinated bonds (g)	Interbank	4.000%	Semi-annually	2030	US$300,000	—	1,124,502
Total international issuances						4,782,092	5,122,820
Total local and international issuances						5,474,288	5,947,386
Interest payable						116,120	128,047
Total						5,590,408	6,075,433
(b)
Subordinated bonds do not have specific guarantees and in accordance with SBS rules, qualify as second level equity (Tier 2) in the determination of the effective equity; see Note 16(f).
(c)
As of December 31, 2025 and 2024, Interbank holds fourth cross currency swap contracts for a total of US$300,000,000 (equivalent to approximately S/1,008,900,000 and S/1,129,200,000, respectively), which were designated as cash flow hedges, see Note 10(b). Through these operations, part of the amount issued of said bonds was economically converted to Soles at annual rate.
(d)
From 2018 until July 2027, IFS can redeem these bonds, at anytime, paying a penalty equal to the United States of America Treasury current rate plus 30 basis points, on the redeemed amount. The payment of principal will take place on the maturity date of the bonds or when IFS redeems them.

In October 2017, IFS entered a cross-currency swap for US$150,000,000 (equivalent to approximately S/505,200,000 and S/565,500,000, as of December 31, 2025 and 2024, respectively). Later on, during January and February 2023, IFS signed two cross-currency swap contracts for US$20,000,000 each (equivalent to approximately S/67,360,000 and S/75,400,000 each, as of December 31, 2025 and 2024, respectively) and during August 2024, signed another cross-currency swap contract for US$10,000,000 (equivalent to approximately S/33,680,000 and S/37,700,000 as of December 31, 2025 and 2024, respectively); which were designated as a cash flow hedges; see Note 10(b).

As of December 31, 2025, Management does not intend to redeem these bonds before their maturity date; said situation may change in the future, depending on market conditions.

(e)
Starting in January 2029, prior to authorization by the SBS, Interbank will be able to redeem the entirety of the bond, without penalties; since that date, the interest rate changes to 5-year U.S. Treasury plus 365.2 basis points. In accordance with SBS regulation, this issuance qualifies as second level equity (Tier 2) in the determination of the regulatory capital.

Also, as part of said program, Interbank announced a repurchase offering in cash aimed to the bondholders of the subordinated bond called “6.625% Subordinated Notes due 2029”, successfully repurchasing bonds on January 17, 2024 for an amount of US$194,852,000. Regarding the remaining balance of bondholders that did not accept the repurchase offering, on January 29, 2024, Interbank informed them of its decision to early redeem said instruments.

(f)
In January 2025, Interbank issued subordinated bonds called “6.397% Subordinated Notes due 2035” for an amount of US$350,000,000, under Rule 144A and/or Regulation S of the U.S. Securities Act of 1933 of the United States of America. The issuance date for these notes was January 30, 2025.

Since April 2030, with prior authorization by the SBS, Interbank will be able to redeem the entirety of the bonds without penalties; from that date forward, the interest rate will change to UST to 5-year rate plus 206.7 basis points. In accordance with SBS regulation, this issuance qualifies as second level equity (Tier 2) in the determination of the regulatory capital.

(g)
On July 8, 2025, prior to authorization by the SBS, Interbank redeemed the entirety of the bonds, paying a redemption price of 100 percent of the issued subordinated bonds.
(h)
International issuances are listed at the Luxembourg Stock Exchange. On the other hand, the local and international issuances include standard clauses of compliance with financial ratios, the use of funds and other administrative matters, which have been met by the Group as of December 31, 2025 and 2024. In addition, Interbank maintains the following additional clauses: (i) limits regarding related party transactions that are not under market conditions and (ii) limits regarding consolidation, merger or transfer of Interbank assets. In the opinion of Interbank Management and its legal advisers, these clauses has been met by Interbank as of December 31, 2025 and 2024.

(i)
As of December 31, 2025 and 2024, the repayment schedule of these obligations is as follows:

Year	2025	2024
	S/(000)	S/(000)
2025	—	430,884
2026	1,974,064	1,813,682
2027	950,200	1,069,661
2028	—	—
2029 onwards	2,666,144	2,761,206
Total	5,590,408	6,075,433